Basis of preparation and presentation of Consolidated Financial Statements (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Somos Sistemas de Ensino S.A. ("Somos Sistemas")
The Company and Basis of Presentation
Interest %		100.00%	100.00%
Livraria Livro Fácil Ltda.("Livro Fácil")
The Company and Basis of Presentation
Interest %		100.00%	100.00%
A & R Comercio e Servicos de Informatica Ltda. [Member]
The Company and Basis of Presentation
Interest %		100.00%	100.00%
Mind Makers Editora Educacional (“Mind Makers”)
The Company and Basis of Presentation
Interest %	[1]	0.00%	100.00%
Colégio Anglo São Paulo
The Company and Basis of Presentation
Interest %		100.00%	100.00%
Phidelis Tecnologia Desenvolvimento de Sistemas Ltda. (“Phidelis”)
The Company and Basis of Presentation
Interest %		100.00%	0.00%
MVP Consultoria e Sistemas Ltda. (“MVP”)
The Company and Basis of Presentation
Interest %		100.00%	0.00%
Meritt Informação Educacional Ltda (“Meritt”)
The Company and Basis of Presentation
Interest %	[1]	0.00%	100.00%
Sociedade Educacional da Lagoa Ltda (“SEL”)
The Company and Basis of Presentation
Interest %		100.00%	100.00%
Nota 1000 Serviços Educacionais Ltda ("Redação Nota 1000")
The Company and Basis of Presentation
Interest %	[1]	0.00%	100.00%
EMME – Produções de Materiais em Multimídia Ltda (“EMME”)
The Company and Basis of Presentation
Interest %		100.00%	100.00%
Editora De Gouges S.A ("De Gouges")
The Company and Basis of Presentation
Interest %	[1]	0.00%	100.00%

[1]	Entities that were merged during the fiscal year ended December 31,2022